Trade and other receivables - Summary of trade and other receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables
Trade receivables	$ 5,580,514	$ 3,879,854
Customer wallet receivables	2,152,003	2,061,148
Accrued income	2,362,170	2,308,583
Total	7,805,595	6,140,641
Other receivables	39,086	116,097
Trade Receivables Customer Wallet Receivables Accrued Income | Accumulated impairment
Trade and other receivables
Less: provision for expected credit losses	$ (2,289,092)	$ (2,108,944)